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                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



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 1.    Name and address of issuer:

       American Family Variable Account I
       6000 American Parkway
       Madison, WI 53783

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 2.    The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):              [X]

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 3.    Investment Company Act File Number:

       811-10097

       Securities Act File Number:

       333-44956

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 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2006

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 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c). [ ] Check box if this is the last time the issuer will be filing this
           Form.

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 5.   Calculation of registration fee:

      (i)    Aggregate sale price of
             securities sold during
             the fiscal year pursuant to
             section 24(f):                                    $29,047,802
                                                               -----------
      (ii)   Aggregate price of securities
             redeemed or repurchased
             during the fiscal year:          $ 12,016,744
                                              ------------
      (iii)  Aggregate price of securities
             redeemed or repurchased
             during any prior fiscal year
             ending no earlier than
             October 11, 1995 that were
             not previously used to reduce
             registration fees payable to
             the Commission:                  $          0
                                              ------------
      (iv)   Total available redemption
             credits [add Items 5(ii) and
             5(iii)]:                                          $12,016,744
                                                               -----------
      (v)    Net sales - if Item 5(i) is
             greater than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i)]:                                       $17,031,058
                                                               -----------
      (vi)   Redemption credits available
             for use in future
             years - if Item 5(i) is less
             than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i)]:                      $        (0)
                                              ------------
      (vii)  Multiplier for determining
             registration fee
             (See instruction C.9):                        x      .0000307
                                                               -----------
      (viii) Registration fee due
             [multiply Item 5(v) by
             Item 5(vii)] (enter "0" if no
             fee is due):                                  =   $    522.85
                                                               ===========
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 6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

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 7.   Interest due - if this Form is being filed more than
      90 days after the end of the issuer's fiscal year
      (see instruction D):
                                                           +   $         0
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 8.   Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:
                                                           =   $    522.85
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 9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 22, 2007

             Method of Delivery:

                       [X]  Wire Transfer
                       [ ]  Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jack C. Salzwedel
                          ---------------------------------------
                          Jack C. Salzwedel, President and C.O.O.
Date March 22, 2007

* Please print the name and title of the signing officer below the signature.